Related Party Agreements and Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Amounts Reflected in Consolidated and Combined Financial Statement of Operations and Allocations of Services
Amounts due from/(due to) Lilly in connection with the Separation and agreed upon services were as follows:

	March 31, 2019	December 31, 2018
TSA	$(30.2)	$(28.0)
Other activities	94.2	(38.0)
Local country asset purchases	(28.5)	(202.7)
Total receivable from/(payable to) Lilly	$35.5	$(268.7)
The allocations of services from Lilly to us were reflected as follows in the consolidated and combined statements of operations:

	Three Months Ended March 31,
	2019	2018
Cost of sales	$—	$7.5
Research and development	—	0.8
Marketing, selling and administrative	—	27.3
Total	$—	$35.6

The allocations of services from Lilly, prior to IPO, to us were reflected as follows in the combined statements of operations:

	2018(1)	2017	2016
Cost of sales	$21.8	$31.8	$32.5
Research and development	2.2	2.8	2.3
Marketing, selling and administrative	81.2	117.1	110.5
Total	$105.2	$151.7	$145.3
(1) Through September 30, 2018